RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2017
Research And Development Expenses
NOTE 23 - RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses, excluding stock-based compensation and depreciation expenses, allocated to our major research and development programs are as follows:

In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2017	2016	2015
Research and Development Program	$1	$36	$34
Alzheimer’s Disease: Therapeutics	2	4	9
Anti-Infectives	4	3	5
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	5,268	2,675	2,920
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	9	4	-
Total	$5,284	$2,722	$2,968